RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
27.	RELATED PARTY TRANSACTIONS

The majority of the Company's leased vessels are leased from Ship Finance and under a Charter Ancillary Agreement; Ship Finance is entitled to a share of 20% of the Company's earnings on these leased vessels. A summary of leasing transactions with Ship Finance during the years ended December 31, 2011, 2010 and 2009 is as follows:

(in thousands of $)	2011	2010	2009
Charter hire paid (principal and interest)	354,822	289,578	331,534
Lease termination fees (expense) income	(17,104)	2,435	2,386
Compensation paid on lease amendment	106,000	-	-
Profit share expense	482	30,566	33,018
Remaining lease obligation	926,821	1,289,897	1,462,753

A summary of net amounts earned (incurred) from related parties, excluding the Ship Finance lease related balances above, for the years ended December 31, 2011, 2010 and 2009 are as follows:

(in thousands of $)	2011	2010	2009
Seatankers Management Co. Ltd	1,008	1,092	1,126
Golar LNG Limited	1,002	1,310	156
Golar LNG Energy Limited	-	88	-
Ship Finance International Limited	4,660	2,490	2,347
Golden Ocean Group Limited	5,492	6,138	4,253
Geveran Trading Co Ltd	-	-	(405)
Bryggegata AS	(1,494)	(1,368)	(1,300)
Arcadia Petroleum Limited	34,977	34,211	42,264
Seadrill Limited	1,076	426	322
Archer Limited (formerly Seawell)	906	166	126
Deep Sea Supply Plc	168	132	32
Aktiv Kapital ASA	136	83	63
VTN Shipping Inc	17,051	-	-
Orion Tankers Ltd	24	-	-
CalPetro Tankers (Bahamas I) Limited	63	47	45
CalPetro Tankers (Bahamas II) Limited	63	47	45
CalPetro Tankers (IOM) Limited	63	47	45

Net amounts earned from related parties comprise charterhire, office rental income and management, technical and commercial advisory, newbuilding supervision and technical management, corporate and administrative service income and interest income. Net expenses paid to related parties comprise primarily of rental for office space.

A summary of balances with related parties as at December 31, 2011 and 2010 is as follows:

(in thousands of $)	2011	2010
Receivables
Ship Finance International Limited	1,138	1,947
Seatankers Management Co. Ltd	168	-
Archer Ltd (formerly Seawell)	632	51
Golar LNG Limited	610	404
Golar LNG Energy Limited	-	11
Northern Offshore Ltd	13	13
Golden Ocean Group Limited	1,272	1,075
Seadrill Limited	841	109
Frontline 2012 Ltd	10,469	-
CalPetro Tankers (Bahamas I) Limited	57	20
CalPetro Tankers (Bahamas II) Limited	57	20
CalPetro Tankers (IOM) Limited	57	20
Deep Sea Supply Plc	68	2
Aktiv Kapital Ltd	67	-
Arcadia Petroleum Limited	356	3,553
	15,805	7,225

(in thousands of $)	2011	2010
Payables
Ship Finance International Limited	(9,209)	(31,448)
Seatankers Management Co. Ltd	(550)	(676)
Golar LNG Limited	(106)	(97)
Golden Ocean Group Limited	(910)	(1,057)
	(10,775)	(33,278)

Receivables and payables with related parties comprise unpaid management, technical advisory, newbuilding supervision and technical management, administrative service and rental charges and charterhire payments.  In addition, certain payables and receivables arise when the Company pays an invoice on behalf of a related party and vice versa.  The payable with Ship Finance also includes unpaid profit share and a lease termination fee. Receivables and payables with related parties are generally settled quarterly in arrears with the exception of profit share due to Ship Finance which is settled annually.

Ship Finance International Limited, Golar LNG Limited, Northern Offshore Ltd, Seadrill Limited, Bryggegata AS, Golden Ocean Group Limited, Arcadia Petroleum Limited ("Arcadia"), Geveran Trading Co Ltd ("Geveran"), Deep Sea Supply Plc ("Deep Sea"), Aktiv Kapital ASA, Archer Limited ("formerly Seawell"), Farahead Holdings Limited ("Farahead"), Seatankers Management Co. Ltd and Frontline 2012 are each subject to the significant influence or indirect control of Mr. Fredriksen, the Company's Chairman and Chief Executive Officer. CalPetro Tankers (Bahamas I) Limited, CalPetro Tankers (Bahamas II) Limited, CalPetro Tankers (IOM) Limited, Frontline 2012 Ltd. and Orion Tankers Ltd. are equity accounted.

The Company earned freights on chartering vessels to Arcadia in the amount of $34.6 million (2010: $33.9 million).

The Company received termination payments from Ship Finance in the aggregate amount of $5.3 million in respect of the lease terminations for Front Ace and Ticen Sun (ex-Front Highness) and made termination payments to Ship Finance in 2011 in the aggregate amount of $14.3 million in respect of the lease terminations for Front Leader and Front Breaker. A lease termination payment of $8.1 million in respect of the lease termination for Front Striver was paid to Ship Finance in 2012.

In September 2011, the Company negotiated the early termination of bareboat charters on three single hull VLCCs, Titan Orion (ex-Front Duke), Titan Aries (ex-Edinburgh) and Ticen Ocean (ex-Front Lady), which are being chartered in from Ship Finance. These three vessels have been sold by Ship Finance with expected delivery during 2012 and 2013. The Titan Orion (ex-Front Duke) was delivered, and the charter party with Ship Finance was terminated, on March 27, 2012. Under the terms of the early termination of the bareboat charters, Ship Finance will pay the Company a termination fee in accordance with the charter ancillary agreement. The costs of terminating the charter to the third party of $1.8 million per vessel will be borne by both Ship Finance and Frontline in line with the original profit sharing arrangement.

In October 2011, the Company sold the double hull Suezmax tanker, Front Hunter, to VTN Shipping Inc., a wholly owned subsidiary of Farahead Holdings Limited, and recognized a gain of $0.05 million in the fourth quarter of 2011.

In December 2011, Frontline completed a restructuring of the Company (see Note 4) in which 15 subsidiaries were sold to Frontline 2012 Ltd, a related company that Frontline owns 8.8% of the share capital. At December 31, 2011, $10.5 million remains outstanding for working capital balances.

In December 2011, the Company and Ship Finance agreed to a rate reduction of $6,500 per day for all vessels leased from Ship Finance under long-term leases for a four year period that commenced on January 1, 2012. The Company paid Ship Finance up front compensation of $106.0 million on December 30, 2011, of which $50.0 million was a non-refundable prepayment of profit split and $56.0 million was a release of restricted cash serving as security for charter payments. The Company will compensate Ship Finance with 100% of any difference between the renegotiated rates and the actual market rate up to the original contract rates. In addition, the profit share above the original threshold rates was increased from 20% to 25%.

In February 2010, the Company purchased the VLCC, Front Vista (renamed Dewi Maeswara), from Ship Finance for $58.5 million. The Front Vista (renamed Dewi Maeswara) had been chartered in by the Company. Due to the termination of the charter, a compensation fee of $0.4 million was paid to Ship Finance.

In March 2010, the Company made certain amendments to the charter agreements with Ship Finance relating to 31 double hull crude oil tankers and OBO carriers, which resulted in our restricted cash deposits being reduced in exchange for a guarantee from us for the payment of charterhire. Withdrawals from these restricted cash deposits was prohibited. Restricted cash deposits held in respect of the Ship Finance charter reserves decreased by $111.7 million resulting from amendments to the charter agreements and $10.6 million due to reserves no longer required for two vessels. We also made an advance payment of charterhire less operating expenses of $72.8 million covering part of the payments due to Ship Finance over the six months from March 2010.

In March 2010, Ship Finance sold the single hull vessel Golden River to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company received a termination payment of $2.9 million.

In August 2010, Frontline sold 25% of SeaTeam Management to Golden Ocean Group Limited for $0.1 million and recognized a gain on sale of $0.2 million in the statement of equity. In addition, SeaTeam Management received a loan $0.5 million from Golden Ocean Group Limited, which is repayable over a term of five years and bears interest at 2.5% per annum.

In September 2009, Ship Finance sold the single hull vessel Front Duchess to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company received a termination payment of $2.4 million and recorded a net gain of $3.1 million as a gain on sale of assets.

In March 2009, a wholly owned subsidiary of the Company and Ship Finance amended their charter ancillary agreement whereby the charter service reserve totaling $26.5 million relating to vessels on charter from Ship Finance may be in the form of a loan to Ship Finance. In March 2009, a loan in the amount of $26.5 million with an interest rate of LIBOR plus a margin was drawn down by Ship Finance. The loan was repaid in 2010.

Geveran acted as a guarantor for two loan facilities taken out by ITCL that expired in July and August 2009. Geveran received an annual fee of 2% of the drawndown facility for acting as guarantor. Both of these facilities have since been fully repaid.